Statements of Cash Flows (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Cash Provided by (Used for) Operating Activities
Net loss for the period	$ (6,410)	$ (940,204)
Prior Period Adjustment		(302,053)
Changes in non-cash working capital items
Accounts payable and Accrued liabilities		(142,264)
Minority Interest		(8,648)
Inventory		140,913
Accounts Receivable		4,172
Deposits and Expenses Paid In Advance		17,845
Accounts Payable and Accrued Liabilities		142,264
Other Accounts Payable		12,663
Accounts Payable to Related Companies		(121,625)
Reclamation of Mine		(221,394)
Net Cash Provided By (Used In) Operating Activities		(1,301,393)
Investing Activities
Investment in divesture from Related Party		773,424
Investment in Oil Well #6	1,680
Cash used in Investing Activities	1,680	773,424
(Repayments) Advances to/from Related Party		429,012
Loan from Shareholder		93,879
Loan from Catalyst		105,000
Cash provided by financing activities		627,891
Cash (decrease) increase during the year		99,922
Cash , Beginning of year	108,730	8,808
Cash, End of year	$ 108,730	$ 108,730